NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Country of incorporation	British Columbia, Canada
Date of incorporation	December 28, 2000
Accumulated losses	$ (7,131,145)	$ (6,298,936)
Working capital deficiency	$ 472,492	$ 238,976